Intangible assets (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		$ 19,289		$ 25,050
Costs		40,884		36,853	$ 37,056
Accumulated amortization		(22,970)		(17,564)	(12,006)
Additions		2,604		1,165
Impairment		(129)
Disposals		(43)
Transfers				28
Deconsolidation (see Note 4.G.)				(11,337)
Cumulative translation adjustment		(561)		6,180
Amortization charges	[1]	(3,246)		(3,586)
Assets incorporated by business combination (Note 4)				1,845
Balance at the end		17,914		19,289	25,050
Net book amount		17,914
Contracts And Others [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning	[2]	1,652		2,114
Costs	[2]	6,025		4,497	3,608
Accumulated amortization	[2]	(3,745)		(2,845)	(1,494)
Additions	[2]	1,532		160
Impairment	[2]
Disposals	[2]
Transfers	[2]			28
Deconsolidation (see Note 4.G.)	[2]			(178)
Cumulative translation adjustment	[2]	35		276
Amortization charges	[1],[2]	(939)		(718)
Assets incorporated by business combination (Note 4)	[2]			26
Balance at the end	[2]	2,280		1,652	2,114
Net book amount	[2]	2,280
Information Systems And Software [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		2,592		2,606
Costs		4,514		4,852	8,132
Accumulated amortization		(1,846)		(2,260)	(5,526)
Additions		1,061		1,000
Impairment
Disposals		(43)
Transfers
Deconsolidation (see Note 4.G.)				(798)
Cumulative translation adjustment		(40)		731
Amortization charges	[1]	(902)		(947)
Assets incorporated by business combination (Note 4)
Balance at the end		2,668		2,592	2,606
Net book amount		2,668
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		4,848		5,613
Costs		4,590		4,848	5,613
Accumulated amortization
Additions
Impairment		(129)
Disposals
Transfers
Deconsolidation (see Note 4.G.)				(4,207)
Cumulative translation adjustment		(129)		1,623
Amortization charges	[1]
Assets incorporated by business combination (Note 4)				1,819
Balance at the end		4,590		4,848	5,613
Net book amount		4,590
Trademarks [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		4,787		7,962
Costs		4,942		5,083	8,127
Accumulated amortization		(382)		(296)	(165)
Additions
Impairment
Disposals
Transfers
Deconsolidation (see Note 4.G.)				(5,445)
Cumulative translation adjustment		(141)		2,349
Amortization charges	[1]	(86)		(79)
Assets incorporated by business combination (Note 4)
Balance at the end		4,560		4,787	7,962
Net book amount		4,560
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		1,830		1,595
Costs		6,624		6,800	2,018
Accumulated amortization		(5,013)		(4,970)	(423)
Additions
Disposals
Transfers
Deconsolidation (see Note 4.G.)
Cumulative translation adjustment		(68)		386	386
Amortization charges		(151)	[1]	(151)
Assets incorporated by business combination (Note 4)
Balance at the end		1,611		1,830	1,595
Net book amount		1,611		1,830	1,830
Customer Relations [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		3,580		5,160
Costs		14,189		10,773	9,558
Accumulated amortization		(11,984)		(7,193)	(4,398)
Additions		11		5
Impairment
Disposals
Transfers
Deconsolidation (see Note 4.G.)				(709)
Cumulative translation adjustment		(218)		815
Amortization charges	[1]	(1,168)		(1,691)
Assets incorporated by business combination (Note 4)
Balance at the end		2,205		$ 3,580	$ 5,160
Net book amount		$ 2,205

[1]	Amortization charge was recognized in the amount of Ps. 736 and Ps. 759 under "Costs", in the amount of Ps. 944 and Ps. 879 under "General and administrative expenses" and Ps. 1,566 and Ps. 1,578 under "Selling expenses" as of June 30, 2019 and 2018, respectively in the Statements of Income (Note 23). In addition, a charge of Ps. 370 was recognized under "Discontinued operations" as of June 30, 2018.
[2]	Includes other non-significant business combinations.